Trade receivables (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade receivables by maturity date
Total		R$ 501,671	R$ 340,519
Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(653)	(1,059)
Trade receivables [member]
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(653)	(1,059)	R$ (692)
Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total		502,324	341,578
Not due | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(146)	(134)
Not due | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total		458,802		R$ 319,450
from 1 to 60 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(261)	(40)
from 1 to 60 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	[1]	36,995	20,020
61 to 360 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(119)	(854)
61 to 360 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total		6,140	1,564
Over 360 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses		(127)	(31)
Over 360 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total		R$ 387	R$ 544

[1]	As of December 31, 2022, the balance of trade receivables overdue from 1to 60 days of R$36,995 (R$20,020 as of December 31, 2021), refers to a series of clients. The Group considers these extensions and delays as expected in its credit risk analysis.